Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of estimated option pricing model using assumptions
For the six months ended June 30,
2020

Dividend yield (%)	-
Expected volatility of the share prices (%)	66
Risk-free interest rate (%)	0.7-0.8
Expected life of share options (years)	6-7
Share price (NIS)	(1) 7.05-18

Schedule of expense recognized in financial statements
	Year ended December 31,	For the three months ended June 30,		For the six months ended June 30,		For the six months ended June 30,
	2019	2019	2020	2019	2020	2020
		N I S				U.S. dollars
	Audited	Unaudited

Research and development	1,907	2,761	1,017	2,761	1,146	331
Marketing, general and administrative	1,777	1,305	2,309	1,363	2,384	688

Total share-based compensation	3,684	4,066	3,326	4,124	3,530	1,019

Schedule of option plan to employees and directors
	June 30, 2020
	Unaudited
	Number of options	Weighted average exercise price

Outstanding at beginning of year	8,190,000	0.75
Granted	15,434,000	0.92
Exercised	(240,000)	0.69
Forfeited	(395,000)	0.75

Outstanding at end of year	22,989,400	0.86

Exercisable at end of year	9,618,766	0.73